Loss per Share (Details) - Schedule of loss per share - $ / shares	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Schedule Of Loss Per Share Abstract
Loss attributable to ordinary equity holders of the Company (cents)	$ (13.08)	$ (11.2)
Loss attributable to ordinary equity holders of the Company (cents)	$ (13.08)	$ (11.2)
Loss after tax from continuing operations	(20,076,843)	(14,060,992)
Weighted average number of shares used as the denominator in calculating basic and dilutive loss per share	153,488,834	125,501,361